Costs and expenses by nature (Tables)	6 Months Ended
Jun. 30, 2021
Costs and expenses by nature
Schedule of cost of goods sold and services rendered

	Three -month period ended June 30,		Six -month period ended June 30,
	2021	2020	2021	2020
Personnel	444	362	834	775
Materials and services	819	748	1,521	1,553
Fuel oil and gas	267	206	475	485
Maintenance	800	616	1,449	1,286
Royalties	353	168	604	332
Energy	169	147	318	336
Ores acquired from third parties (i)	691	199	1,034	261
Depreciation,depletion and amortization	800	734	1,488	1,463
Freight (ii)	991	691	1,773	1,387
Others	471	341	936	612
Total	5,805	4,212	10,432	8,490

Cost of goods sold	5,663	4,086	10,156	8,203
Cost of services rendered	142	126	276	287
Total	5,805	4,212	10,432	8,490
(i)	The increase in “Ores acquired from third parties” is mainly due to the significant increase in the reference price of iron ore compared to 2020.
(ii)	The increase in "Freight" is mainly due to the significant increase in volumes of CFR sales and higher international freight prices.

Schedule of selling and administrative expenses

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Selling	25	20	43	37
Personnel	52	40	99	87
Services	22	33	39	51
Depreciation and amortization	10	14	19	31
Others	24	17	38	33
Total	133	124	238	239

Schedule of other operating expenses (income), net

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Provision for litigations	28	44	44	63
Profit sharing program	52	13	75	45
COVID-19 expenses	16	85	18	85
Others (i)	(22)	95	(51)	106
Total	74	237	86	299
(i)	Includes the gain related to the exclusion of ICMS from the PIS and COFINS computation tax base, as detailed in note 23(e).